Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$51,517,819.10	0.2722066	$44,184,040.57	0.2334568	$7,333,778.53
Total Securities	$51,517,819.10	0.0512993	$44,184,040.57	0.0439966	$7,333,778.53

Weighted Avg. Coupon (WAC)	4.96%		5.01%
Weighted Avg. Remaining Maturity (WARM)	15.81		15.12
Pool Receivables Balance	$73,873,992.16		$66,444,073.07
Remaining Number of Receivables	17,235		16,610

Adjusted Pool Balance	$73,231,730.85		$65,897,952.32

III. COLLECTIONS

Principal:
Principal Collections	$7,334,306.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$126,990.74
Total Principal Collections	$7,461,297.14

Interest:
Interest Collections	$309,776.20
Late Fees & Other Charges	$28,902.70
Interest on Repurchase Principal	$-
Total Interest Collections	$338,678.90

Collection Account Interest	$544.33
Reserve Account Interest	$422.72
Servicer Advances	$-

Total Collections	$7,800,943.09

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$7,800,943.09
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$7,800,943.09

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$61,561.66		$61,561.66	$61,561.66
Collection Account Interest					$544.33
Late Fees & Other Charges					$28,902.70
Total due to Servicer					$91,008.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$55,810.97		$55,810.97

Total Interest:		$55,810.97		$55,810.97	$55,810.97

Available Funds Remaining:					$7,654,123.43

3. Regular Principal Distribution Amount:					$7,333,778.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$7,333,778.53
Class A Notes Total:		$7,333,778.53		$7,333,778.53
Total Noteholders Principal				$7,333,778.53

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					320,344.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$642,261.31
Beginning Period Amount	$642,261.31
Current Period Amortization	$96,140.56
Ending Period Required Amount	$546,120.75
Ending Period Amount	$546,120.75
Next Distribution Date Amount	$459,985.79

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	29.65%	32.95%	32.95%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.83%	16,249	96.39%	$64,045,223.42
30 - 60 Days	1.66%	276	2.75%	$1,826,366.18
61 - 90 Days	0.43%	71	0.71%	$468,832.62
91 + Days	0.08%	14	0.16%	$103,650.85
		16,610		$66,444,073.07
Total
Delinquent Receivables 61 + days past due	0.51%	85	0.86%	$572,483.47
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.49%	84	0.81%	$601,286.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.50%	89	0.82%	$669,166.79
Three-Month Average Delinquency Ratio	0.50%		0.83%

Repossession in Current Period		9		$64,394.21
Repossession Inventory		26		$33,019.63

Charge-Offs
Gross Principal of Charge-Off for Current Period				$95,612.69
Recoveries				$(126,990.74)
Net Charge-offs for Current Period				$(31,378.05)

Beginning Pool Balance for Current Period				$73,873,992.16

Net Loss Ratio				-0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.01%
Net Loss Ratio for 2nd Preceding Collection Period				-0.03%
Three-Month Average Net Loss Ratio for Current Period				-0.18%

Cumulative Net Losses for All Periods				$7,358,955.73
Cumulative Net Losses as a % of Initial Pool Balance				0.66%

Principal Balance of Extensions				$324,492.21
Number of Extensions				53